Significant Accounting Policies - Statement of Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Cash and cash equivalents	$ 139,170	$ 77,275	$ 66,895